Segment information	12 Months Ended
Jun. 30, 2026
Segment information

6. Segment information

IFRS 8 requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the CODM. According to IFRS 8, the CODM represents a function whereby strategic decisions are made and resources are assigned. The CODM function is carried out by the President of the Group, Mr. Eduardo S. Elsztain.

Segment information is reported from the perspective of products and services: (i) agricultural business and (ii) urban properties and investment business.

Below is the segment information prepared as follows:

Agricultural business

•

Agricultural production: segment consists of planting, harvesting and sale of crops as wheat, corn, soybeans, cotton and sunflowers; the sale of grain derivatives, such as flour and oil, breeding, purchasing and/or fattening of free-range cattle for sale to meat processors and local livestock auction markets.; agricultural services; leasing of the Group's farms to third parties; and planting, harvesting and sale of sugarcane.

•	Land transformation and sales: comprises gains from the disposal and development of farmlands activities.
•	Corporate: includes corporate expenses related to agricultural business.
•	Other segments: includes, principally, brokerage activities, among others.

Urban properties and investments business

•	Shopping Malls: includes results principally comprised of lease and service revenues related to rental of commercial space and other spaces in the shopping malls of the Group.
•	Offices: includes the operating results from lease revenues of offices, other rental spaces and other service revenues related to the office activities.
•	Sales and developments: includes the operating results of the development, maintenance and sales of undeveloped parcels of land and/or trading properties. Real estate sales results are also included.
•	Hotels: includes the operating results mainly comprised of room, catering and restaurant revenues.
•

Others: includes the entertainment activity through La Arena S.A., La Rural S.A. and Buenos Aires Convention Center (Concession), SHEFA INVESTMENTS S.A., and the financial activities carried out through BHSA / BACS, as well as other investments in associates.

The CODM periodically reviews the operating results and certain asset categories and assesses performance of operating segments based on a measure of profit or loss of the segment composed by the operating income plus the share of profit / (loss) of joint ventures and associates. The valuation criteria applied in preparing this information are consistent with IFRS Accounting Standards employed for the preparation of these Consolidated Financial Statements, except for the following:

•

Operating results from joint ventures are evaluated by the CODM applying proportional consolidation method. Under this method, the profit/loss generated and assets are reported in the Consolidated Statement of Income and Other Comprehensive Income line-by-line based on the percentage held in joint ventures rather than in a single item as required by IFRS. Management believes that the proportional consolidation method provides more useful information to understand the business return. On the other hand, the investment in the joint venture La Rural S.A. is accounted for under the equity method since this method is considered to provide more accurate information in this case.

•

Operating results from Shopping Malls and Offices segments do not include the amounts pertaining to building administration expenses and collective promotion funds (“CPF”) as well as total recovered costs, whether by way of expenses or other concepts included under financial results (for example default interest and other concepts). The CODM examines the net amount from these items (total surplus or deficit between building administration expenses and CPF and recoverable expenses).

The asset categories reviewed by the CODM are: investment properties, property, plant and equipment, trading properties, inventories, investments in associates and goodwill. The sum of these assets, classified by business segment, is disclosed as “reportable assets”. Assets are assigned to each segment based on operations and/or their physical location.

Most of the revenues from the operating segments are generated and the assets are physically located in Argentina, with the exception of part of the results of associates included in the "Other" segment located in the United States.

Revenue from each reportable segment is derived from a large and diverse customer base and, therefore, is not concentrated in any single customer.

Below is a summarized analysis of the lines of business of the Group for the year ended June 30, 2026:

	06.30.2026
	Agricultural business (I)	Urban Properties and Investment business (II)	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income/ Financial Position
Revenues	727,486	526,939	1,254,425	(3,074)	133,734	(5,722)	1,379,363
Costs	(602,060)	(124,161)	(726,221)	355	(134,709)	989	(859,586)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(4,464)	-	(4,464)	-	-	3,732	(732)
Changes in the net realizable value of agricultural products after harvest	19,113	-	19,113	-	-	-	19,113
Gross profit / (loss)	140,075	402,778	542,853	(2,719)	(975)	(1,001)	538,158
Net (loss) / gain from fair value adjustment of investment properties	(5,504)	195,067	189,563	676	-	-	190,239
Gain from disposal of farmlands	633	-	633	-	-	-	633
General and administrative expenses	(56,565)	(96,484)	(153,049)	358	-	337	(152,354)
Selling expenses	(88,505)	(36,829)	(125,334)	215	-	415	(124,704)
Other operating results, net	(5,575)	(33,674)	(39,249)	(24)	597	95	(38,581)
Management fees	-	-	-	-	(27,169)	-	(27,169)
(Loss) / Profit from operations	(15,441)	430,858	415,417	(1,494)	(27,547)	(154)	386,222
Share of profit of associates and joint ventures	312	37,811	38,123	1,323	-	-	39,446
Segment (loss) / profit	(15,129)	468,669	453,540	(171)	(27,547)	(154)	425,668

Reportable assets	1,426,753	3,997,335	5,424,088	(2,546)	-	1,823,097	7,244,639
Reportable liabilities (*)	-	-	-	-	-	(4,090,132)	(4,090,132)
Net reportable assets	1,426,753	3,997,335	5,424,088	(2,546)	-	(2,267,035)	3,154,507

Below is a summarized analysis of the lines of business of the Group for the year ended June 30, 2025:

	06.30.2025
	Agricultural business (I)	Urban Properties and Investment business (II)	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income/ Financial Position
Revenues	598,649	500,352	1,099,001	(2,900)	128,254	(3,519)	1,220,836
Costs	(516,513)	(116,996)	(633,509)	273	(128,974)	(3)	(762,213)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	23,658	-	23,658	-	-	3,047	26,705
Changes in the net realizable value of agricultural products after harvest	6,199	-	6,199	-	-	-	6,199
Gross profit / (loss)	111,993	383,356	495,349	(2,627)	(720)	(475)	491,527
Net gain from fair value adjustment of investment properties	16,649	12,199	28,848	(3,374)	-	-	25,474
Gain from disposal of farmlands	56,079	-	56,079	-	-	-	56,079
General and administrative expenses	(56,709)	(92,285)	(148,994)	399	-	354	(148,241)
Selling expenses	(79,093)	(32,196)	(111,289)	169	-	143	(110,977)
Other operating results, net	15,966	(22,970)	(7,004)	(5)	463	(124)	(6,670)
Management fees	-	-	-	-	(12,127)	-	(12,127)
Profit / (loss) from operations	64,885	248,104	312,989	(5,438)	(12,384)	(102)	295,065
Share of (loss) / profit of associates and joint ventures	(1,380)	33,830	32,450	3,462	-	-	35,912
Segment profit / (loss)	63,505	281,934	345,439	(1,976)	(12,384)	(102)	330,977

Reportable assets	1,386,939	3,685,868	5,072,807	(804)	-	1,724,003	6,796,006
Reportable liabilities (*)	-	-	-	-	-	(3,839,539)	(3,839,539)
Net reportable assets	1,386,939	3,685,868	5,072,807	(804)	-	(2,115,536)	2,956,467

Below is a summarized analysis of the lines of business of the Group for the year ended June 30, 2024:

	06.30.2024
	Agricultural business (I)	Urban property and investment business (II)	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income / Financial Position
Revenues	672,565	503,744	1,176,309	(2,706)	110,690	(3,091)	1,281,202
Costs	(559,338)	(91,035)	(650,373)	301	(112,901)	-	(762,973)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	9,941	-	9,941	-	-	1,321	11,262
Changes in the net realizable value of agricultural products after harvest	13,357	-	13,357	-	-	-	13,357
Gross profit / (loss)	136,525	412,709	549,234	(2,405)	(2,211)	(1,770)	542,848
Net loss from fair value adjustment of investment properties	(13,879)	(636,004)	(649,883)	679	-	-	(649,204)
Gain from disposal of farmlands	97,960	-	97,960	-	-	-	97,960
General and administrative expenses	(62,705)	(95,802)	(158,507)	323	-	198	(157,986)
Selling expenses	(81,494)	(32,566)	(114,060)	247	-	1,383	(112,430)
Other operating results, net	51,955	(13,060)	38,895	(41)	781	162	39,797
Management fees	-	-	-	-	(17,288)	-	(17,288)
Profit / (loss) from operations	128,362	(364,723)	(236,361)	(1,197)	(18,718)	(27)	(256,303)
Share of (loss) /profit of associates and joint ventures	(2,018)	62,859	60,841	515	-	-	61,356
Segment profit / (loss)	126,344	(301,864)	(175,520)	(682)	(18,718)	(27)	(194,947)

Reportable assets	1,358,709	3,627,616	4,986,325	1,276	-	1,479,065	6,466,666
Reportable liabilities (*)	-	-	-	-	-	(3,557,680)	(3,557,680)
Net reportable assets	1,358,709	3,627,616	4,986,325	1,276	-	(2,078,615)	2,908,986

(i)	Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.
(ii)

Includes ARS (975), ARS (720) and ARS (2,211) corresponding to Expenses and FPC as of June 30, 2026, 2025 and 2024, respectively, and ARS 27,169, ARS 12,127 and ARS 17,288 to management fees, as of June 30, 2026, 2025 and 2024, respectively.

(iii)

Includes deferred income tax assets, income tax, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets net of investments in associates with negative equity which are included in provisions in the amount of ARS 184, ARS 215 and ARS 29, as of June 30, 2026, 2025 and 2024, respectively.

(*)	The CODM focuses its review on reportable assets.

(i) Agriculture line of business

The following tables present the reportable segments of the agriculture line of business:

	06.30.2026
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	508,571	-	-	218,915	727,486
Costs	(446,397)	(492)	-	(155,171)	(602,060)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	(4,464)	-	-	-	(4,464)
Changes in the net realizable value of agricultural products after harvest	19,113	-	-	-	19,113
Gross profit / (loss)	76,823	(492)	-	63,744	140,075
Net loss from fair value adjustment of investment properties	-	(5,504)	-	-	(5,504)
Gain from disposal of farmlands	-	633	-	-	633
General and administrative expenses	(32,650)	(272)	(5,776)	(17,867)	(56,565)
Selling expenses	(55,954)	(49)	-	(32,502)	(88,505)
Other operating results, net	(7,760)	(2,035)	-	4,220	(5,575)
(Loss) / profit from operations	(19,541)	(7,719)	(5,776)	17,595	(15,441)
Share of profit / (loss) of associates and joint ventures	1,061	-	-	(749)	312
Segment (loss) / profit	(18,480)	(7,719)	(5,776)	16,846	(15,129)
Investment properties	-	114,619	-	-	114,619
Property, plant and equipment	774,960	54,186	-	3,825	832,971
Investments in associates and joint ventures	12,521	-	-	519	13,040
Other reportable assets	378,310	-	-	87,813	466,123
Reportable assets	1,165,791	168,805	-	92,157	1,426,753

From all of the Group’s revenues corresponding to Agricultural Business, ARS 421,387 are originated in Argentina and ARS 306,099 in other countries, principally in Brazil for ARS 299,992. From all of the Group’s assets included in the segment corresponding to Agricultural Business, ARS 524,944 are located in Argentina and ARS 901,809 in other countries, principally in Brazil.

	06.30.2025
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	436,668	-	-	161,981	598,649
Costs	(374,521)	(520)	-	(141,472)	(516,513)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	23,658	-	-	-	23,658
Changes in the net realizable value of agricultural products after harvest	6,199	-	-	-	6,199
Gross profit / (loss)	92,004	(520)	-	20,509	111,993
Net gain from fair value adjustment of investment properties	-	16,649	-	-	16,649
Gain from disposal of farmlands	-	56,079	-	-	56,079
General and administrative expenses	(31,061)	(115)	(7,913)	(17,620)	(56,709)
Selling expenses	(47,656)	(2,073)	-	(29,364)	(79,093)
Other operating results, net	7,995	4,670	-	3,301	15,966
Profit / (loss) from operations	21,282	74,690	(7,913)	(23,174)	64,885
Share of profit / (loss) of associates and joint ventures	492	-	-	(1,872)	(1,380)
Segment profit / (loss)	21,774	74,690	(7,913)	(25,046)	63,505

Investment properties	-	98,832	-	-	98,832
Property, plant and equipment	777,392	57,846	-	4,860	840,098
Investments in associates and joint ventures	12,140	-	-	304	12,444
Other reportable assets	331,863	-	-	103,702	435,565
Reportable assets	1,121,395	156,678	-	108,866	1,386,939

From all of the Group’s revenues corresponding to Agricultural Business, ARS 315,616 are originated in Argentina and ARS 283,033 in other countries, principally in Brazil for ARS 276,655. From all of the Group’s assets included in the segment corresponding to Agricultural Business, ARS 494,142 are located in Argentina and ARS 892,797 in other countries, principally in Brazil.

	06.30.2024
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	499,707	-	-	172,858	672,565
Costs	(445,067)	(425)	-	(113,846)	(559,338)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	9,941	-	-	-	9,941
Changes in the net realizable value of agricultural products after harvest	13,357	-	-	-	13,357
Gross profit / (loss)	77,938	(425)	-	59,012	136,525
Net loss from fair value adjustment of investment properties	-	(13,879)	-	-	(13,879)
Gain from disposal of farmlands	-	97,960	-	-	97,960
General and administrative expenses	(36,570)	(117)	(8,533)	(17,485)	(62,705)
Selling expenses	(53,874)	(2,214)	-	(25,406)	(81,494)
Other operating results, net	15,825	25,575	-	10,555	51,955
Profit / (loss) from operations	3,319	106,900	(8,533)	26,676	128,362
Share of profit / (loss) of associates and joint ventures	2,886	-	-	(4,904)	(2,018)
Segment profit / (loss)	6,205	106,900	(8,533)	21,772	126,344

Investment properties	-	120,133	-	-	120,133
Property, plant and equipment	834,142	2,348	-	6,165	842,655
Investments in associates	12,468	-	-	2,380	14,848
Other reportable assets	258,173	4,834	-	118,066	381,073
Reportable assets	1,104,783	127,315	-	126,611	1,358,709

From all of the Group’s revenues corresponding to Agricultural Business, ARS 368,423 are originated in Argentina and ARS 304,142 in other countries, principally in Brazil for ARS 301,278. From all of the Group’s assets included in the segment corresponding to Agricultural Business, ARS 944,453 are located in Argentina and ARS 414,256 in other countries, principally in Brazil.

(ii) Urban properties and investments line of business

Below is a summarized analysis of the urban properties and investments line of business for the fiscal years ended June 30, 2026, 2025 and 2024:

	06.30.2026
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	368,822	29,203	28,866	88,748	11,300	526,939
Costs	(37,569)	(3,678)	(18,039)	(60,202)	(4,673)	(124,161)
Gross profit	331,253	25,525	10,827	28,546	6,627	402,778
Net gain / (loss) from fair value adjustment of investment properties (i)	260,615	(24,770)	(43,469)	-	2,691	195,067
General and administrative expenses	(41,821)	(2,537)	(19,078)	(13,344)	(19,704)	(96,484)
Selling expenses	(23,837)	(1,196)	(3,812)	(6,104)	(1,880)	(36,829)
Other operating results, net	(603)	84	(29,670)	(437)	(3,048)	(33,674)
Profit / (Loss) from operations	525,607	(2,894)	(85,202)	8,661	(15,314)	430,858
Share of profit of associates and joint ventures	-	-	-	-	37,811	37,811
Segment profit / (loss)	525,607	(2,894)	(85,202)	8,661	22,497	468,669
Investment and trading properties	2,259,987	316,252	1,054,648	-	5,429	3,636,316
Property, plant and equipment	5,540	1,007	17,672	64,548	4,052	92,819
Investment in associates and joint ventures	-	-	-	-	253,633	253,633
Other reportable assets	2,963	2,368	-	1,088	8,148	14,567
Reportable assets	2,268,490	319,627	1,072,320	65,636	271,262	3,997,335

From all the revenues, ARS 514,552 originated in Argentina, and ARS 12,387 in other countries, principally in Uruguay for ARS 12,377 and USA for ARS 10. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets corresponding to the business of urban properties and investments ARS 3,980,182 are located in Argentina and ARS 17,153 in other countries, principally in the USA for ARS 3,248 and Uruguay for ARS 13,711.

	06.30.2025
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	361,288	26,796	17,042	86,266	8,960	500,352
Costs	(27,651)	(2,326)	(23,944)	(57,625)	(5,450)	(116,996)
Gross profit / (loss)	333,637	24,470	(6,902)	28,641	3,510	383,356
Net gain / (loss) from fair value adjustment of investment properties	592,917	(198,907)	(381,050)	-	(761)	12,199
General and administrative expenses	(38,728)	(3,158)	(15,498)	(15,988)	(18,913)	(92,285)
Selling expenses	(18,077)	(1,190)	(4,161)	(6,747)	(2,021)	(32,196)
Other operating results, net	(668)	243	(25,468)	(633)	3,556	(22,970)
Profit / (Loss) from operations	869,081	(178,542)	(433,079)	5,273	(14,629)	248,104
Share of profit of associates and joint ventures	-	-	-	-	33,830	33,830
Segment profit / (loss)	869,081	(178,542)	(433,079)	5,273	19,201	281,934

Investment and trading properties	1,947,450	337,699	1,049,704	-	2,812	3,337,665
Property, plant and equipment	6,340	682	35,668	63,542	5,486	111,718
Investment in associates and joint ventures	-	-	-	-	226,631	226,631
Other reportable assets	2,738	2,332	-	780	4,004	9,854
Reportable assets	1,956,528	340,713	1,085,372	64,322	238,933	3,685,868

From all the revenues, ARS 499,525 originated in Argentina, and ARS 827 in other countries, principally in Uruguay for ARS 730 and USA for ARS 97. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets corresponding to the business of urban properties and investments ARS 3,668,198 are located in Argentina and ARS 17,670 in other countries, principally in the USA for ARS 2,163 and Uruguay for ARS 15,321.

	06.30.2024
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	334,495	30,243	17,215	114,637	7,154	503,744
Costs	(19,949)	(2,201)	(9,950)	(53,885)	(5,050)	(91,035)
Gross profit	314,546	28,042	7,265	60,752	2,104	412,709
Net loss from fair value adjustment of investment properties	(27,810)	(129,562)	(478,094)	-	(538)	(636,004)
General and administrative expenses	(40,232)	(3,839)	(16,404)	(17,394)	(17,933)	(95,802)
Selling expenses	(16,770)	(335)	(6,025)	(7,829)	(1,607)	(32,566)
Other operating results, net	(5,288)	(117)	(7,085)	(2,106)	1,536	(13,060)
Profit / (Loss) from operations	224,446	(105,811)	(500,343)	33,423	(16,438)	(364,723)
Share of profit of associates and joint ventures	-	-	-	-	62,859	62,859
Segment profit / (loss)	224,446	(105,811)	(500,343)	33,423	46,421	(301,864)

Investment and trading properties	1,285,286	565,226	1,329,248	-	4,210	3,183,970
Property, plant and equipment	4,052	603	35,680	57,163	5,589	103,087
Investment in associates and joint ventures	-	-	-	-	231,573	231,573
Other reportable assets	1,739	1,318	100,710	1,266	3,953	108,986
Reportable assets	1,291,077	567,147	1,465,638	58,429	245,325	3,627,616

From all the revenues, ARS 491,225 originated in Argentina, and ARS 12,519 in other countries, principally in Uruguay for ARS 12,383 and USA for ARS 136. No external client represents 10% or more of revenue of any of the reportable segments. From all of the assets corresponding to the business of urban properties and investments ARS 3,608,083 are located in Argentina and ARS 19,533 in other countries, principally in the USA for ARS 3,267 and Uruguay for ARS 16,140.